Income Taxes - Summary of Amount of Unrecognized Deferred Income Tax Assets (Details) - PHP (₱) ₱ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	₱ 7,583	₱ 10,693
Consolidated unrecognized deferred income tax assets	2,294	3,227
NOLCO [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	3,322	4,289
Accumulated provision for expected credit losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	2,947	3,144
Fixed asset impairment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	1,146	1,148
Gain on disposal of asset [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	105	106
Pension and other employee benefits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized		13
Unrealized foreign exchange losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	45	49
MCIT [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	27	27
Accumulated Writedown Of Inventories To Net Realizable Values
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	11	11
Unearned revenues [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	95	25
Operating lease [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	1
Provision for other assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	₱ (116)	₱ 1,881